SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 219,683	$ 70,592	$ 38,705
Finished goods, net	970,230	504,219	621,799
Total		574,811	660,504
Total	$ 1,189,913	$ 574,811	$ 660,504